Intangible assets and goodwill	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Intangible assets and goodwill
Note 8 - Intangible assets and goodwill
The following table depicts the split between Polestar Group’s intangible assets, goodwill and trademarks:

	As of June 30, 2024	As of December, 31, 2023
	(Restated)
Intangible assets	1,418,135	1,368,259
Goodwill and trademarks	47,767	50,448
Total	$1,465,902	$1,418,707
Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2024	310,450	11,380	1,836,487	2,158,317
Additions - (Restated)[1]	81,434	356	60,033	141,823
Effect of foreign currency exchange rate differences - (Restated)	(16,575)	(842)	(85,193)	(102,610)
Balance as of June 30, 2024 - (Restated)	$375,309	$10,894	$1,811,327	$2,197,530
Accumulated amortization and impairment
Balance as of January 1, 2024	(18,789)	(1,548)	(769,721)	(790,058)
Amortization expense	—	(689)	(3,166)	(3,855)
Amortization capitalized into inventory	(299)	—	(11,298)	(11,597)
Effect of foreign currency exchange rate differences	1,027	104	24,984	26,115
Balance as of June 30, 2024 - (Restated)	$(18,061)	$(2,133)	$(759,201)	$(779,395)

Carrying amount as of January 1, 2024	$291,661	$9,832	$1,066,766	$1,368,259
Carrying amount as of June 30, 2024 - (Restated)	$357,248	$8,761	$1,052,126	$1,418,135
1 – Of $141,823 in additions for the six months ended June 30, 2024, $93,134 has been settled in cash. These $93,134 are included in the $133,049 cash used for investing activities related to additions to intangible assets, and the remaining $51,817 relates to decreases in Trade payables - related parties from prior years which were settled in cash during the six months ended June 30, 2024.
Additions to internally developed IP are primarily related to the Polestar 5 and various other internal programs, such as model year changes, for the six months ended June 30, 2024. Additions of acquired IP during the six months ended June 30, 2024 were primarily related to acquisitions of Polestar 3 IP from Volvo Cars and Polestar 4 IP from Geely. Polestar also acquired IP related to model years changes of the Polestar 2 from Volvo Cars. Refer to Note 15 - Related party transactions for further details.
Changes to the carrying amount of goodwill and trademarks during the period were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2024	48,061	2,387	50,448
Effect of foreign currency exchange rate differences	(2,554)	(127)	(2,681)
Balance as of June 30, 2024	$45,507	$2,260	$47,767